Share-Based Payments - Rollforward (Details)	1 Months Ended													12 Months Ended
	Dec. 31, 2024 shares $ / shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 equityInstrument shares $ / shares	Oct. 31, 2023 shares	Jul. 31, 2023 shares	Apr. 30, 2023 shares	Dec. 31, 2022 shares $ / shares	Oct. 31, 2022 shares	Jul. 31, 2022 shares	Apr. 30, 2022 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of stock options
Total options at beginning of year (in shares) | shares														5,118,949	5,511,767	5,619,113
Number of options granted (in shares)	20,296	33,529	660,166	42,243	79,305	79,305	74,529	629,121	61,056	508,132	100,118	311,311	102,081	756,234	844,011	1,021,642
Exercised, (in shares) | shares														(1,478,225)	(1,137,439)	(1,025,780)
Forfeited, (in shares) | shares														(96,198)	(99,390)	(103,208)
Total options at end of year (in shares) | shares	4,300,760				5,118,949					5,511,767				4,300,760	5,118,949	5,511,767
Exercisable at end of year (in shares) | shares	2,492,709				3,030,486	3,030,486				3,983,960				2,492,709	3,030,486	3,983,960
Weighted average exercise price
Beginning balance (in USD per share)														$ 255.41	$ 205.02	$ 164.33
Granted (in USD per share)														451.63	395.92	375.58
Exercised (in USD per share)														206.43	142.31	92.62
Forfeited (in USD per share)														367.18	356.57	273.93
Ending balance (in USD per share)	$ 283.29									$ 205.02				283.29	255.41	205.02
Exercisable (in USD per share)	$ 203.36				$ 179.22	$ 179.22				$ 148.11				$ 203.36	$ 179.22	$ 148.11